Average Annual Total Returns{- Fidelity® Magellan® Fund} - 03.31 Fidelity Magellan Fund Retail PRO-07 - Fidelity® Magellan® Fund	Fidelity Magellan Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Magellan Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Magellan Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Magellan Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Magellan Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Magellan Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Magellan Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Magellan Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Magellan Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	28.34%	16.17%	13.49%	28.24%	14.17%	11.67%	16.84%	12.51%	10.62%	18.40%	15.22%	13.88%